Subsequent Events (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating Activities:
Net income	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 27,852	$ 19,962	$ 23,773	$ 25,707	$ 122,159	$ 97,294	$ 68,472
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									18,344	14,661	12,746
Signature loan and auto title loan loss provisions									15,052	11,588	9,023
Deferred taxes									13,647	(1,287)	2,493
(Gain) / loss on sale or disposal of assets									309	1,528	(1,024)
Stock compensation									13,208	4,512	3,701
Income from investment in unconsolidated affiliates									(16,237)	(10,750)	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net									(2,998)	(4,312)	(1,408)
Inventory, net									(5,422)	(2,144)	(783)
Prepaid expenses, other current assets, and other assets, net									(12,759)	(6,277)	(4,767)
Accounts payable and accrued expenses									6,881	15,592	(3,649)
Customer layaway deposits									(70)	1,824	861
Deferred gains and other long-term liabilities									(345)	(736)	(363)
Excess tax benefit from stock compensation									(3,230)	(1,861)	(1,789)
Income taxes									(98)	5,093	2,120
Net cash provided by operating activities									148,441	124,725	80,617
Investing Activities:
Loans made									(652,403)	(545,579)	(446,023)
Loans repaid									405,594	335,832	276,255
Recovery of pawn loan principal through sale of forfeited collateral									205,662	174,224	154,235
Additions to property and equipment									(34,776)	(25,741)	(19,264)
Proceeds on disposal of assets									0	1,347	1,062
Acquisitions, net of cash acquired									(67,919)	(21,837)	(40,922)
Investments in unconsolidated affiliates									0	(59,188)	0
Dividends from unconsolidated affiliates									7,274	3,841	1,634
Net cash used in investing activities									(136,568)	(137,101)	(73,023)
Financing Activities:
Proceeds from exercise of stock options and warrants									397	1,602	4,943
Stock issuance costs related to acquisitions									0	0	(442)
Excess tax benefit from stock compensation									3,230	1,861	1,789
Debt issuance costs									(2,397)	3	(1,179)
Taxes paid related to net share settlement of equity awards									(7,484)	0	0
Proceeds on revolving line of credit									164,500	63,050	0
Payments on revolving line of credit									(147,000)	(63,050)
Proceeds from bank borrowings									0	0	40,000
Payments on bank borrowings									(25,004)	(10,000)	(35,385)
Net cash provided by (used in) financing activities									(13,758)	(6,534)	9,726
Change in cash and equivalents									(1,885)	(18,910)	17,320
Cash and equivalents at beginning of period				25,854				44,764	25,854	44,764	27,444
Cash and equivalents at end of period	23,969				25,854				23,969	25,854	44,764
Parent [Member]
Operating Activities:
Net income									18,531	12,868	9,656
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred taxes									12,458	(3,022)	2,800
Income from investment in unconsolidated affiliates									(8,945)	(3,928)
Changes in operating assets and liabilities, net of business acquisitions:
Prepaid expenses, other current assets, and other assets, net									(66,473)	397	(6)
Accounts payable and accrued expenses									51,892	50,659	(55,352)
Income taxes									1,706	5,841	1,760
Net cash provided by operating activities									9,169	62,815	(41,142)
Investing Activities:
Proceeds on disposal of assets									0
Investments in unconsolidated affiliates									0	(57,772)	0
Dividends from unconsolidated affiliates									4,118	1,494
Net cash used in investing activities									4,118	(56,278)
Financing Activities:
Proceeds from exercise of stock options and warrants									397	1,602	4,943
Stock issuance costs related to acquisitions									0	0
Excess tax benefit from stock compensation									3,230	1,861	1,789
Debt issuance costs									(1,930)		(590)
Taxes paid related to net share settlement of equity awards									(7,484)	0	0
Proceeds on revolving line of credit									(164,500)	63,050	0
Payments on revolving line of credit									(147,000)	(63,050)
Proceeds from bank borrowings									(2,500)	0	40,000
Payments on bank borrowings									(10,000)	(10,000)	(5,000)
Net cash provided by (used in) financing activities									(13,287)	(6,537)	41,142
Change in cash and equivalents									0		0
Cash and equivalents at beginning of period				0				0	0	0	0
Cash and equivalents at end of period	0				0				0	0	0
Subsidiary Guarantors [Member]
Operating Activities:
Net income									105,462	88,112	58,094
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									14,726	12,627	11,700
Signature loan and auto title loan loss provisions									12,521	10,494	9,023
Deferred taxes									191	1,660	(87)
(Gain) / loss on sale or disposal of assets									196	1,472	(1,029)
Stock compensation									13,208	4,512	3,701
Income from investment in unconsolidated affiliates									(7,292)	(6,822)	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net									(2,300)	(3,742)	(1,333)
Inventory, net									(3,506)	(1,773)	(493)
Prepaid expenses, other current assets, and other assets, net									57,985	(3,983)	(4,289)
Accounts payable and accrued expenses									(74,323)	(57,510)	47,116
Customer layaway deposits									(402)	1,780	817
Deferred gains and other long-term liabilities									(423)	(422)	(425)
Excess tax benefit from stock compensation									(3,230)	(1,861)	(1,789)
Income taxes									42	270	1,399
Net cash provided by operating activities									112,855	44,814	117,389
Investing Activities:
Loans made									(554,138)	(504,305)	(430,423)
Loans repaid									339,574	313,255	267,232
Recovery of pawn loan principal through sale of forfeited collateral									183,441	162,407	147,851
Additions to property and equipment									(24,651)	(16,503)	(15,492)
Proceeds on disposal of assets									0	1,347	1,062
Acquisitions, net of cash acquired									(62,768)	(21,837)	(40,185)
Investments in unconsolidated affiliates									0	(1,416)	0
Dividends from unconsolidated affiliates									3,156	2,347	1,634
Net cash used in investing activities									(115,386)	(64,705)	(68,321)
Financing Activities:
Stock issuance costs related to acquisitions									0	0	(442)
Debt issuance costs									(467)	3	(589)
Taxes paid related to net share settlement of equity awards										0	0
Proceeds on revolving line of credit											0
Proceeds from bank borrowings									(2,500)	0
Payments on bank borrowings									(15,004)		(30,385)
Net cash provided by (used in) financing activities									(471)	3	(31,416)
Change in cash and equivalents									(3,002)	(19,888)	17,652
Cash and equivalents at beginning of period				23,862				43,750	23,862	43,750	26,098
Cash and equivalents at end of period	20,860				23,862				20,860	23,862	43,750
Other Subsidiaries [Member]
Operating Activities:
Net income									(1,834)	(3,686)	722
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									3,618	2,034	1,046
Signature loan and auto title loan loss provisions									2,531	1,094
Deferred taxes									998	75	(220)
(Gain) / loss on sale or disposal of assets									113	56	5
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net									(698)	(570)	(75)
Inventory, net									(1,916)	(371)	(290)
Prepaid expenses, other current assets, and other assets, net									(4,271)	(2,691)	(472)
Accounts payable and accrued expenses									29,312	22,443	4,587
Customer layaway deposits									332	44	44
Deferred gains and other long-term liabilities									78	(314)	62
Income taxes									1,846	(1,018)	(1,039)
Net cash provided by operating activities									26,417	(17,096)	4,370
Investing Activities:
Loans made									(98,265)	(41,274)	(15,600)
Loans repaid									66,020	22,577	9,023
Recovery of pawn loan principal through sale of forfeited collateral									22,221	11,817	6,384
Additions to property and equipment									(10,125)	(9,238)	3,772
Proceeds on disposal of assets									0
Acquisitions, net of cash acquired									(5,151)		737
Investments in unconsolidated affiliates									0		0
Net cash used in investing activities									(25,330)	(16,118)	(4,702)
Financing Activities:
Stock issuance costs related to acquisitions									0	0
Taxes paid related to net share settlement of equity awards										0	0
Proceeds on revolving line of credit											0
Proceeds from bank borrowings									0	0
Change in cash and equivalents									1,117	978	(332)
Cash and equivalents at beginning of period				1,992				1,014	1,992	1,014	1,346
Cash and equivalents at end of period	$ 3,109				$ 1,992				$ 3,109	$ 1,992	$ 1,014